SCHEDULE OF CONCENTRATION RISK FROM REVENUES (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member] - Spetner Associates Inc [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Insurance Carrier A [Member]
Product Information [Line Items]
Concentration risk, percentage	47.00%	22.00%	40.00%	30.00%
Insurance Carrier B [Member]
Product Information [Line Items]
Concentration risk, percentage	17.00%	28.00%	26.00%	19.00%
Insurance Carrier C [Member]
Product Information [Line Items]
Concentration risk, percentage	12.00%	20.00%	10.00%	15.00%